Assets sold under agreements to repurchase	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Federal Funds Purchased And Assets Sold Under Agreements To Repurchase [Text Block]

Note 19 – Assets sold under agreements to repurchase

The following table summarizes certain information on assets sold under agreements to repurchase at December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Assets sold under agreements to repurchase	$2,016,752	$2,141,097
Maximum aggregate balance outstanding at any month-end	$2,113,557	$2,822,308
Average monthly aggregate balance outstanding	$1,885,207	$2,480,490
Weighted average interest rate:
For the year	2.33%	2.20%
At December 31	1.91%	2.57%

The repurchase agreements outstanding at December 31, 2012 were collateralized by $ 1.6 billion in investment securities available for sale, $ 272 million in trading securities and $ 133 million in securities sold not yet delivered in other assets (2011 - $ 1.8 billion in investment securities available for sale, $ 403 million in trading securities and $68 million in securities sold not yet delivered in other assets). It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statement of financial condition.

In addition, there were repurchase agreements outstanding collateralized by $ 227 million (2011 - $ 274 million) in securities purchased underlying agreements to resell to which the Corporation has the right to repledge. It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly are not reflected in the Corporation's consolidated statements of financial condition.

The following table presents the liability associated with the repurchase transactions (including accrued interest), their maturities and weighted average interest rates. Also, it includes the carrying value and approximate market value of the collateral (including accrued interest) at December 31, 2012 and 2011. The information excludes repurchase agreement transactions which were collateralized with securities or other assets held-for-trading purposes or which have been obtained under agreements to resell.

	2012				2011
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$160,288	$163,934	$163,934	0.40%	$121,004	$126,317	$126,317	0.37%
After 30 to 90 days	7,312	7,102	7,102	0.60	-	-	-	-
After 90 days	119,120	143,502	143,502	4.88	348,100	393,998	393,998	3.55
Total obligations of U.S. government
sponsored entities	286,720	314,538	314,538	2.27	469,104	520,315	520,315	2.73
Mortgage-backed securities
Within 30 days	43,107	47,307	47,307	0.54	39,148	43,009	43,009	0.46
After 30 to 90 days	98,887	105,903	105,903	0.60	6,369	7,011	7,011	4.37
After 90 days	320,780	380,900	380,900	3.75	633,930	628,243	628,243	3.99
Total mortgage-backed securities	462,774	534,110	534,110	2.78	679,447	678,263	678,263	3.79
Collateralized mortgage obligations
Within 30 days	330,000	365,404	365,404	0.53	194,958	240,675	240,675	0.59
After 30 to 90 days	69,856	76,516	76,516	0.60	43,704	47,388	47,388	4.37
After 90 days	287,038	341,687	341,687	4.24	130,003	291,096	291,096	3.52
Total collateralized mortgage
obligations	686,894	783,607	783,607	2.09	368,665	579,159	579,159	2.08
Total	$1,436,388	$1,632,255	$1,632,255	2.35%	$1,517,216	$1,777,737	$1,777,737	3.05%